PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	April 30,
		2012	2013
	Life (years)		(Unaudited)
Equipment	1-3	$18,960	$19,142
Furniture and fixtures	5	691	694
Leasehold improvements	5	568	568
		20,219	20,404
Less: Accumulated depreciation		(18,698)	(19,018)
		$1,521	$1,386

Property and equipment, net consist of the following (in thousands, except number of years):

		October 31,	October 31,
		2011	2012
	Life (years)
Equipment	1-3	$19,099	$18,960
Furniture and fixtures	5	687	691
Leasehold improvements	5	553	568
		20,339	20,219
Less: Accumulated depreciation		(19,019)	(18,698)
		$1,320	$1,521